Fair Value of Financial Instruments - Fair Value of Financial Instruments within Level 3 of Fair Value Hierarchy (Details) - Level 3 $ in Thousands	Jun. 30, 2022 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ 49,752
BPC Investment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ 49,752